Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 25,906	$ (19,809)	$ 57,876
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	43,822	45,108	34,000
Depletion	1,151	1,513	848
Share-based compensation	(729)	(5,525)	2,482
Curtailment gain	(5,831)	0	0
Bargain purchase gain	(29,538)	0	0
Gain on remeasurement of equity investment	0	(1,655)	0
Gain on sale of business	0	0	(54)
Goodwill impairment	0	13,130	0
Impairment of long-lived assets	0	35,387	0
Amortization of deferred financing fees	3,668	812	2,180
Unrealized foreign exchange loss	373	1,635	0
Deferred taxes	3,731	(3,541)	9,312
Amortization of customer contract liabilities	(7,183)	(6,626)	0
Accretion	255	267	230
Changes in operating assets and liabilities:
Accounts receivable, net	(16,673)	3,513	2,608
Inventories	21,973	16,588	10,729
Prepaid expenses and other current assets	4,074	(4,533)	(4,505)
Accounts payable	7,251	(14,161)	(5,047)
Accrued expenses and other current liabilities	6,080	10,565	2,038
Other	4,226	72	(8,790)
Net cash provided by operating activities	62,556	72,740	103,907
Cash flows from investing activities:
Capital expenditures	(47,075)	(44,509)	(41,836)
Acquisition of businesses, net of cash acquired of $200, $3,656, and $4,090 during the years ended June 30, 2014, 2013, and 2012, respectively	(3,800)	(4,520)	(109,717)
Purchase of marketable securities	(13,396)	0	0
Other investing activities	0	0	(152)
Net cash used in investing activities	(64,271)	(49,029)	(151,705)
Cash flows from financing activities:
Borrowings of long-term debt	145	0	50,000
Payments of long-term debt	0	0	(50,000)
Borrowings of short-term debt	0	0	1,048
Payments of short-term debt	(225)	(39)	(1,825)
Borrowings under revolving credit agreements	156,400	20,391	136,408
Payments under revolving credit agreements	(170,650)	(21,616)	(54,462)
Debt issuance costs	(1,080)	0	(5,199)
Dividend payment	(21,456)	(28,207)	(15,007)
Proceeds from stock option exercises	180	1,023	195
Purchase of treasury shares	(28,962)	0	0
Other financing activities	(2,960)	(2,546)	(1,296)
Net cash (used in) provided by financing activities	(68,608)	(30,994)	59,862
Effect of exchange rate changes on cash and cash equivalents	(1,561)	(1,051)	(262)
Net (decrease) increase in cash and cash equivalents	(71,884)	(8,334)	11,802
Cash and cash equivalents at beginning of year	169,676	178,010	166,208
Cash and cash equivalents at end of year	97,792	169,676	178,010
Supplemental disclosures of cash flow information:
Cash paid for interest, net of capitalized interest	3,938	5,492	4,475
Cash paid (refunded) for income taxes, net of refunds totaling $8,708, $626, and $3,194 during the years ended June 30, 2014, 2013, and 2012, respectively	$ (6,212)	$ 13,303	$ 22,023